FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ (4,720,125)
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of January 1, 2021	0
Initial measurement on February 1, 2021	11,422,875
Change in fair value	(3,029,625)
Transfers to Level 1	(8,211,000)
Fair value as of September 30, 2021	182,250
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers to Level 1	8,200,000
Public Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of January 1, 2021	0
Initial measurement on February 1, 2021	11,109,000
Change in fair value	(2,898,000)
Transfers to Level 1	(8,211,000)
Private Placement Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of January 1, 2021	0
Initial measurement on February 1, 2021	313,875
Change in fair value	(131,625)
Fair value as of September 30, 2021	$ 182,250